Provision for Environmental Rehabilitation - Disclosure of Future Net Undiscounted Obligation (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of financial assets [line items]
Ultimate estimated rehabilitation cost	R 10,095	R 9,055
Amounts invested in environmental trust funds	(7,320)	(6,731)
Total future net undiscounted obligation	2,792	2,339
Total Other Provisions	252	261
Time value of money and inflation component of rehabilitation costs
Disclosure of financial assets [line items]
Total Other Provisions	6,897	6,098	R 5,155
South African operations | Time value of money and inflation component of rehabilitation costs
Disclosure of financial assets [line items]
Total Other Provisions	4,909	4,528
PNG operations | Time value of money and inflation component of rehabilitation costs
Disclosure of financial assets [line items]
Total Other Provisions	1,477	1,451
Australia | Time value of money and inflation component of rehabilitation costs
Disclosure of financial assets [line items]
Total Other Provisions	511	119
Total environmental trust funds
Disclosure of financial assets [line items]
Amounts invested in environmental trust funds	R (7,303)	R (6,716)	R (6,030)